Employee Future Benefits	6 Months Ended
Jun. 30, 2019
Employee Future Benefits
Employee Future Benefits
10	Employee future benefits

The Company sponsors a pension plan in Germany (The Aeterna Zentaris GmbH Pension Plan). The change in the Company’s accrued benefit obligations is summarized as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Balances – Beginning of the period	13,100	105	13,205	14,229
Current service cost	21	3	24	72
Interest cost	111	1	112	225
Actuarial loss (gain) arising from changes in financial assumptions	1,491	—	1,491	(174)
Benefits paid	(217)	—	(217)	(494)
Impact of foreign exchange rate changes	(53)	(1)	(54)	(653)
Balances – End of the period	14,453	108	14,561	13,205
Amounts recognized:
In net loss	(132)	(4)	(136)	(316)
In other comprehensive loss	1,491	—	1,491	846

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. For the first quarter of 2019, management determined that the discount rate assumption should be adjusted from 1.9% to 1.4% and, for the second quarter of 2019, this was adjusted from 1.4% to 1.1%.